Accounts and transactions with related parties (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors [Member]
Statement [Line Items]
Audit's Committee	$ 67,307	$ 71,380	$ 63,120
Directors Committee	75,494	67,691	64,837
Attendance meetings fee	1,537,747	1,460,776	1,380,976
Dividend Participation	2,646,357	3,004,895	2,097,276
Chief Executive [Member]
Statement [Line Items]
Directors Committee	20,084	17,689	16,655
Attendance meetings fee	224,474	226,566	199,798
Dividend Participation	$ 28,009	$ 28,064	$ 27,773